FINANCIAL INSTRUMENTS - Put and call option on minority interest (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 26, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Oct. 22, 2015
Disclosure of contingent liabilities in business combination [line items]
Payment of call and put options	$ 1,186
Gain on remeasurement of valuation of call and put option over non-controlling interest		$ 1,611	$ 1,726
Derecognition of call option over non-controlling interest		$ 455
Gain (loss) on remeasurement, reimbursement rights			$ 1,726
Major business combination | Dynaflows S.A.
Disclosure of contingent liabilities in business combination [line items]
Put option contract written, percentage of ownership interest				33.27%	33.27%